Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,409,396)	$ (5,091,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	998	1,250
Stock based compensation	635	1,163,961
Amortization of debt discount	435,498	1,081,160
Non-cash interest expense	61,533
Impairment of fixed assets		218,945
Impairment of investments		274,024
Gain on settlement of debt		(10,000)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	1,169,980	1,435,610
Accrued interest on convertible notes	129,124
Accrued expenses - related party	288,000	(348,339)
NET CASH USED IN OPERATING ACTIVITIES	(323,628)	(1,274,859)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets		(119,608)
NET CASH USED IN INVESTING ACTIVITIES		(119,608)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of preferred stock		150,000
Proceeds from convertible notes		250,000
NET CASH PROVIDED BY FINANCING ACTIVITIES		400,000
Effect of exchange rate on cash
Net increase (decrease) in cash	(323,628)	(994,467)
Cash, beginning of period	1,356,274	2,350,741
Cash, end of period	1,032,646	1,356,274
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for conversion of debt		588,000
Common stock issued for conversion of accounts payable and accrued expenses	43,750	88,357
Conversion of Mycotopia preferred stock into Mycotopia common stock		150,000
Debt discount on convertible notes payable		250,000
Conversion of convertible debt and interest into Mycotopia common stock		245,645
Common stock issued for purchase of Ketadash, prior to impairment		197,774
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes